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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Brazil: 4.3%
429,200		All America Latina Logistica SA	$3,992,616
52,900		CPFL Energia S.A. ADR	3,756,429
231,000		Vale S.A. ADR	7,318,080
167,800		Weg S.A.	2,208,822
			17,275,947
		Canada: 0.9%
757,400		Bombardier, Inc. - Class B	3,467,712
			3,467,712
		Chile: 1.0%
169,100		Enersis SA ADR	4,022,889
			4,022,889
		China: 2.5%
1,580,000		Angang New Steel Co., Ltd.	2,267,127
6,673,198		China Railway Group Ltd.	4,662,497
2,052,000		Harbin Power Equipment	3,076,664
			10,006,288
		Finland: 1.0%
85,997		Outotec OYJ	4,229,939
			4,229,939
		France: 5.0%
124,403		Alstom	5,117,623
121,848	@	Compagnie Generale de Geophysique S.A.	2,818,698
141,290		Suez Environnement S.A.	2,513,272
185,824		Veolia Environnement	4,892,882
104,276		Vinci S.A.	5,044,049
			20,386,524
		Germany: 8.2%
84,900		BASF AG	6,320,076
374,557		Deutsche Telekom AG	4,791,092
173,624		E.ON AG	4,970,301
129,708		GEA Group AG	3,110,346
62,553		Siemens AG	6,818,027
182,200		ThyssenKrupp AG	6,930,535
			32,940,377
		Hong Kong: 2.8%
105,400		China Mobile Ltd. ADR	5,254,190
454,300		China Unicom Ltd. ADR	6,105,792
			11,359,982
		India: 0.6%
48,902		Bharat Heavy Electricals	2,347,041
			2,347,041
		Ireland: 3.5%
312,239		CRH PLC	5,431,974
215,400		Ingersoll-Rand PLC	8,831,400
			14,263,374
		Italy: 0.6%
163,841		Prysmian S.p.A.	2,606,923
			2,606,923
		Japan: 4.4%
957,000		Hitachi Ltd.	4,513,372
310,500		Komatsu Ltd.	8,580,997
462,000		Mitsubishi Electric Corp.	4,564,087
			17,658,456
		Luxembourg: 2.7%
168,800		ArcelorMittal	5,347,584
62,700		Millicom International Cellular S.A.	5,441,106
			10,788,690
		Malaysia: 0.9%
1,359,700		Tenaga Nasional BHD	3,646,385
			3,646,385
		Netherlands: 2.5%
125,700	@	Chicago Bridge & Iron Co. NV	3,558,567
293,376	@	European Aeronautic Defence and Space Co. NV	6,573,186
			10,131,753
		Norway: 1.0%
89,050		Yara International ASA	4,232,514
			4,232,514
		Russia: 1.5%
288,000		Mobile Telesystems Finance SA ADR	6,039,360
			6,039,360
		South Korea: 1.4%
57,673		Posco ADR	5,677,330
			5,677,330
		Spain: 0.0%
73	@	Telvent GIT S.A.	1,742
			1,742
		Sweden: 1.1%
195,212		Atlas Copco AB - Class A	4,310,725
			4,310,725
		Switzerland: 1.4%
278,890		Xstrata PLC	5,599,153
			5,599,153

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom: 9.0%
203,268		Anglo American PLC		$8,914,714
437,456	@	Cookson Group PLC		3,666,185
629,480		International Power PLC		3,996,058
131,100		Rio Tinto PLC		8,358,072
3,027,960		Vodafone Group PLC		7,554,480
145,197		Weir Group PLC		3,931,125
				36,420,634
		United States: 42.2%
89,400		Acuity Brands, Inc.		4,815,084
97,000	@	Ansys, Inc.		4,704,500
64,500	@	Atlas Air Worldwide Holdings, Inc.		3,519,120
380,700	@	Cal Dive International, Inc.		2,036,745
128,700		Caterpillar, Inc.		10,888,020
493,800		CenterPoint Energy, Inc.		7,718,094
88,500		Cummins, Inc.		8,595,120
95,500		Deere & Co.		7,133,850
120,000		EI Du Pont de Nemours & Co.		5,638,800
186,000		Fluor Corp.		10,756,380
81,300		Harsco Corp.		1,956,078
209,200		Honeywell International, Inc.		10,399,331
47,600		Joy Global, Inc.		3,632,832
79,300		Kaiser Aluminum Corp.		3,719,170
160,200		National Oilwell Varco, Inc.		9,818,658
116,400		Peabody Energy Corp.		6,845,484
41,200		Regal-Beloit Corp.		2,513,200
61,800		Roper Industries, Inc.		4,474,938
107,400	@	SBA Communications Corp.		4,204,710
130,900		Schlumberger Ltd.		10,123,806
62,900	@	TransDigm Group, Inc.		4,308,650
223,400		Trinity Industries, Inc.		5,115,860
116,300		UGI Corp.		3,450,621
80,800		Union Pacific Corp.		7,280,888
133,900		United Parcel Service, Inc. - Class B		9,390,407
234,800	@	United Rentals, Inc.		4,606,776
103,600		United Technologies Corp.		7,797,972
95,600	@	WABCO Holdings, Inc.		4,751,320
				170,196,414
		Total Common Stock
		(Cost $345,687,022)		397,610,152
PREFERRED STOCK: 0.8%
		Brazil: 0.8%
291,200		Usinas Siderurgicas de Minas Gerais S.A.		3,175,924
		Total Preferred Stock
		(Cost $3,897,316)		3,175,924
		Total Long-Term Investments
		(Cost $349,584,338)		400,786,076
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
4,341,000		ING Institutional Prime Money Market Fund - Class I		4,341,000
		Total Short-Term Investments
		(Cost $4,341,000)		4,341,000
		Total Investments in Securities
		(Cost $353,925,338)*	100.4%	$405,127,076
		Other Assets and Liabilities - Net	(0.4)	(1,710,454)
		Net Assets	100.0%	$403,416,622

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$66,526,033
		Gross Unrealized Depreciation		(15,324,295)
		Net Unrealized Appreciation		$51,201,738

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Energy	7.8%
Industrials	50.2
Information Technology	2.3
Materials	19.6
Telecommunication Services	9.8
Utilities	9.6
Short-Term Investments	1.1
Other Assets and Liabilities - Net	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock*
Brazil	$17,275,947	$—	$—	$17,275,947
Canada	3,467,712	—	—	3,467,712
Chile	4,022,889	—	—	4,022,889
China	—	10,006,288	—	10,006,288
Finland	—	4,229,939	—	4,229,939
France	—	20,386,524	—	20,386,524
Germany	—	32,940,377	—	32,940,377
Hong Kong	11,359,982	—	—	11,359,982
India	—	2,347,041	—	2,347,041
Ireland	8,831,400	5,431,974	—	14,263,374
Italy	—	2,606,923	—	2,606,923
Japan	—	17,658,456	—	17,658,456
Luxembourg	10,788,690	—	—	10,788,690
Malaysia	—	3,646,385	—	3,646,385
Netherlands	3,558,567	6,573,186	—	10,131,753
Norway	—	4,232,514	—	4,232,514
Russia	6,039,360	—	—	6,039,360
South Korea	5,677,330	—	—	5,677,330
Spain	1,742	—	—	1,742
Sweden	—	4,310,725	—	4,310,725
Switzerland	—	5,599,153	—	5,599,153
United Kingdom	—	36,420,634	—	36,420,634
United States	170,196,414	—	—	170,196,414
Total Common Stock	241,220,033	156,390,119	—	397,610,152
Preferred Stock	3,175,924	—	—	3,175,924
Short-Term Investments	4,341,000	—	—	4,341,000
Total Investments, at value	$248,736,957	$156,390,119	$—	$405,127,076

Liabilities Table
Other Financial Instruments+:
Written options	—	—	(2,083,449)	(2,083,449)
Total Liabilities	$—	$—	$(2,083,449)	$(2,083,449)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2010
Liabilities Table
Other Financial Instruments+:
Written options	(2,267,022)	(3,574,736)	4,514,802	—	(907,932)	151,439	—	—	(2,083,449)
Total Liabilities	$(2,267,022)	$(3,574,736)	$4,514,802	$—	$(907,932)	$151,439	$—	$—	$(2,083,449)

As of November 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,491,286.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
1	BNP Paribas Bank	Custom Basket of Equity Securities	12/17/10	100.000	EUR	$965,434	$(301,791)
10,345,600	Citigroup, Inc.	Custom Basket of Equity Securities	12/17/10	100.000	GBP	562,396	(235,588)
1	BNP Paribas Bank	Custom Basket of Equity Securities	12/17/10	100.000	USD	751,097	(567,702)
537,680	JP Morgan Chase & Co.	Custom Basket of Equity Securities	12/17/10	100.000	USD	1,295,809	(978,368)
						$3,574,736	$(2,083,449)

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$(2,083,449)
Total	$(2,083,449)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011